Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income

The following amounts were charged by Maritime pursuant to the head management and ship management agreements and by Konkar Agencies pursuant to the ship management agreements with the ship-owning company of vessels Konkar Ormi, Konkar Asteri and Konkar Venture and are included in the accompanying Consolidated Statements of Comprehensive Income:

	Year ended December 31,
	2023	2024	2025
Included in Voyage related costs and commissions
Charter hire commissions	$575	$644	$486

Included in Management fees, related parties
Ship-management Fees	728	1,177	1,384

Included in General and administrative expenses
Administration Fees	1,812	1,958	2,036

Total	$3,115	$3,779	$3,906